Investment in Shares - Schedule of Changes in the Level 1 Fair Value Measurement of Investments in Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in the Fair Value of Investments in Shares [Abstract]
Balance at beginning	$ 37
Proceeds from sale of shares	(29)
Investment in shares		54
Changes in fair value	(8)	(17)
Balance at ending		$ 37